The following table provides the percentage of total revenue attributable to a single customer from which 10% or more of total revenue is derived: (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Revenues	$ 1,827,000	$ 1,095,000	$ 4,018,000	$ 4,308,000
Customer A [Member]
Product Information [Line Items]
Revenues	$ 300,000	$ 279,000	$ 563,000	$ 933,000
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	27.00%	25.00%	14.00%	22.00%